Segmental Information - Summary of Information by Reportable Segment - Other Segmental Information (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reportable segments [line items]
Depreciation and amortisation	$ 68	$ 98	$ 110
Cost of sales in owned lease and managed lease hotels [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	15	20	29
Cost of sales in other assets [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	53	78	81
System Fund [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	$ 86	$ 94	$ 62